CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional paid-in capital	Deferred share compensation	Statutory reserves	Unrestricted	Accumulated other comprehensive loss	Noncontrolling Interests	Total
Balance at the beginning at Jun. 30, 2020	$ 239,711	$ 15,765,411	$ (47,708)	$ 1,670,367	$ 7,034,899	$ (856,218)	$ 3,020,374	$ 26,826,836
Balance at the beginning (in shares) at Jun. 30, 2020	799,035
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 86,238	8,905,927		0	0	0		8,992,165
Sales of ordinary shares (in shares)	287,459
Issuance of ordinary shares for services	$ 18,730	1,460,385	(21,140)	0	0	0		1,457,975
Issuance of ordinary shares for services (in shares)	62,433
Issuance of ordinary shares for compensation	$ 2,000	266,000	(268,000)	0	0	0		0
Issuance of ordinary shares for compensation (in shares)	6,667
Amortization of deferred share compensation	$ 0	0		0	0	0		315,708
Options issued to directors	0	30,490		0	0	0		30,490
Conversion convertible debenture into ordinary shares	$ 51,218	5,015,070		0	0	0		5,066,288
Conversion convertible debenture into ordinary shares (in shares)	170,727
Issuance of ordinary shares for debt settlements	$ 9,270	732,515		0	0	0		741,785
Issuance of ordinary shares for debt settlements (in shares)	30,900
Net income (loss)	$ 0	0		0	(45,609,519)	0	(1,473,448)	(47,082,967)
Statutory reserves			315,708
Foreign currency translation adjustment	0	0		0	0	1,976,992	54,740	2,031,732
Balance at the end at Jun. 30, 2021	$ 407,167	32,175,798	(21,140)	1,670,367	(38,574,620)	1,120,774	1,601,666	(1,619,988)
Balance at the end (in shares) at Jun. 30, 2021	1,357,221
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sales of ordinary shares	$ 465,743	34,578,781		0	0	0		35,044,524
Sales of ordinary shares (in shares)	1,552,477
Issuance of ordinary shares for services	$ 2,500	247,500		0	0	0		250,000
Issuance of ordinary shares for services (in shares)	8,334
Issuance of ordinary shares for compensation	$ 15,800	1,335,146		0	0	0		1,350,946
Issuance of ordinary shares for compensation (in shares)	52,668
Amortization of deferred share compensation	$ 0	0	$ 21,140	0	0	0		21,140
Issuance of ordinary shares for JMC purchase	$ 6,000	(6,000)		0	0	0		0
Issuance of ordinary shares for JMC purchase (in shares)	20,000
Conversion convertible debenture into ordinary shares	$ 21,363	1,388,582		0	0	0		1,409,945
Conversion convertible debenture into ordinary shares (in shares)	71,210
Deconsolidation of discontinued operations	$ 0	0		(1,670,367)	(648,194)	(1,565,014)	3,883,575	0
Net income (loss)	0	0		0	3,239,390	0	(5,404,881)	(2,165,491)
Foreign currency translation adjustment	0	0		0	0	444,240	$ (80,360)	363,880
Balance at the end at Jun. 30, 2022	$ 918,573	69,719,807		0	(35,983,424)	0		34,654,956
Balance at the end (in shares) at Jun. 30, 2022	3,061,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares for compensation	$ 3,951	63,320		0	0	0		67,271
Issuance of ordinary shares for compensation (in shares)	13,169
Additional ordinary shares of round-up adjustment for reverse share split	$ 4,948	(4,948)		0	0	0		0
Additional ordinary shares of round-up adjustment for reverse share split (in shares)	16,493
Issuance of ordinary shares for equipment purchase	$ 86,856	3,023,144		0	0	0		3,110,000
Issuance of ordinary shares for equipment purchase (in shares)	289,520
Warrants issued with convertible debenture	$ 0	645,196		0	0	0		645,196
Net income (loss)	0	0		0	(28,216,352)	0		(28,216,352)
Balance at the end at Jun. 30, 2023	$ 1,014,328	$ 73,446,519		$ 0	$ (64,199,776)	$ 0		$ 10,261,071
Balance at the end (in shares) at Jun. 30, 2023	3,381,092